Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2019, the Bank’s shareholders are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Brito Jorge Horacio	17.37	19.37
Carballo Delfín Jorge Ezequiel	17.47	19.19
ANSES FGS Law No. 26425	28.80	26.90
Grouped shareholders (Local Stock Exchanges)	6.11	6.27
Grouped shareholders (Foreign stock exchanges)	30.25	28.27

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2019, together with the integration thereof (computable equity) as of the end of such month:

Description	12/31/2019
Minimum capital requirements	29,557,658
Computable equity	98,566,427

Capital surplus	69,008,769

Summary of Allowance for Credit Losses
The following table shows the allowance for credit losses splitted by class of financial instrument as of December 31, 2019 and 2018:

	12/31/2019	12/31/2018
Loans and other financing	5,069,726	5,951,735
Other debt securities at amortized cost	46,734	88
Contingent transactions	17,273	16,506
Sundry debtors	1,654
Other debt securities at fair value through OCI	210

	5,135,597	5,968,329

Summary of Key Economic Variables or Assumptions
The table shows the values of the key forward looking economic variables/assumptions in Argentina used in each of the economic scenarios for the ECL calculations as of December 31, 2019.

Key Drivers	ECL Scenario	Assigned Probabilities	2020	2021	2022
			%	%	%
GDP growth %
	Upside	10%	(1.71)%	1.96%	2.97%
	Base case	60%	(1.96)%	1.46%	2.47%
	Downside	30%	(2.99)%	(0.01)%	1.54%
Central Bank base rates %
	Upside	10%	34.88%	27.91%	20.93%
	Base case	60%	34.20%	27.36%	20.52%
	Downside	30%	62.70%	60.19%	54.34%
CPI %
	Upside	10%	47.98%	40.76%	32.65%
	Base case	60%	47.04%	39.97%	32.01%
	Downside	30%	94.96%	90.05%	84.95%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position	The following table shows the risk concentration by industry for the components of the statement of financial position. Additional disclosures for credit quality and the maximum exposure for credit risk per categories based on the Bank’s internal credit rating system and year-end
stage classification are further disclosed in notes 5, 9.1., 10 and 18.

	Stage					12/31/2019
	1		2		3
	Individual	Collective	Individual	Collective	Total
Loans and other financing	94,035,693	112,048,827	3,147,415	12,862,531	3,873,074	225,967,540
Non-financial public sector	6,444,118	6,297		163	69	6,450,647
Other financial entities	3,979,622	181				3,979,803
Non-financial private sector and foreign resident	83,611,953	112,042,349	3,147,415	12,862,368	3,873,005	215,537,090
Individuals	375,960	86,582,704		6,737,316	1,454,564	95,150,544
Manufacturing Industry	34,052,729	3,468,513	619,855	913,838	1,193,370	40,248,305
Agricultural livestock, hunting, forestry and fishing	8,113,588	5,653,305	2,325,263	2,098,886	407,340	18,598,382
Services	9,678,046	9,699,815	52,916	1,520,139	254,393	21,205,309
Commercial activities	9,639,580	3,855,288	146,405	1,043,372	417,108	15,101,753
Exploration of mines and quarries	14,741,384	168,316		48,637	8,707	14,967,044
Financial intermediation and insurance services	2,821,135	683,294		61,215	13,404	3,579,048
Construction activities	1,646,660	1,017,816	2,976	335,072	112,139	3,114,663
Electricity supply, gas, steam and air conditioner	2,523,257	73,486		7,218	1,089	2,605,050
Public administration, defense and compulsory social security	19,614	810,758		94,139	10,812	935,323
Water supply, sewerage, waste management and recovery of materials, and public sanitation		29,054		2,536	79	31,669

	Stage					12/31/2018
	1		2		3
	Individual	Collective	Individual	Collective	Total
Loans and other financing	103,327,739	140,295,815	1,561,461	31,088,550	5,289,959	281,563,524
Non-financial Public Sector	2,718,752			12,465	45	2,731,262
Other Financial Entities	8,653,310	1,055				8,654,365
Non-financial Private Sector and Foreign Residents	91,955,677	140,294,760	1,561,461	31,076,085	5,289,914	270,177,897
Individuals	120,418	112,420,553		14,264,409	2,314,229	129,119,609
Manufacturing industry	43,343,434	4,316,873	320,304	2,820,757	1,119,762	51,921,130
Agricultural livestock, hunting, forestry and fishing	11,857,286	6,907,471	584,762	5,638,237	428,630	25,416,386
Commercial activities	10,195,071	4,591,998	275,836	3,469,366	872,699	19,404,970
Services	3,952,922	9,081,526	116,219	3,651,941	420,421	17,223,029
Exploration of mines and quarries	13,048,242	95,373		76,795	855	13,221,265
Construction activities	3,618,849	1,040,555	264,340	847,426	75,361	5,846,531
Electricity supply, gas, steam and air conditioner	4,186,471	96,399		13,842	1,383	4,298,095
Financial intermediation and insurance services	1,307,458	766,646		66,068	19,801	2,159,973
Public administration, defense and compulsory social security		876,036		192,872	25,694	1,094,602
Water supply, sewerage, waste management and recovery of materials, and public sanitation	325,526	101,330		34,372	11,079	472,307

Summary of Collateral and Other Credit Improvements
The table below shows the types of guarantees received as of December 31, 2019:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	225,967,540	376,892	2,692,107	21,976,849	4,032,701	1,076,615	24,720,494	54,875,658	171,091,882	5,069,726
Contingent transactions	94,567,785	2,047					662,858	664,905	93,902,880	17,273
Other debt securities at fair value through OCI	46,881,489								46,881,489	210
Other debt securities at amortized cost	17,631,926								17,631,926	46,734
Sundry debtors	1,616,781								1,616,781	1,654

TOTAL	386,665,521	378,939	2,692,107	21,976,849	4,032,701	1,076,615	25,383,352	55,540,563	331,124,958	5,135,597

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2019:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other	Total collateral	Net exposure	Associated ECL
Loans and other financing	3,873,074	2,267	540,206	122,688	8,671	701,817	1,375,649	2,497,425	2,179,701

TOTAL	3,873,074	2,267	540,206	122,688	8,671	701,817	1,375,649	2,497,425	2,179,701

The table below shows the types of guarantees received as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	281,563,524	624,925	5,290,304	28,298,890	6,669,946	1,140,508	27,876,497	69,901,070	211,662,454	5,951,735
Contingent transactions	148,988,857						160,731	160,731	148,828,126	16,506
Other debt securities at fair value through OCI	86,811,780								86,811,780
Other debt securities at amortized cost	12,538,954								12,538,954	88

TOTAL	529,903,115	624,925	5,290,304	28,298,890	6,669,946	1,140,508	28,037,228	70,061,801	459,841,314	5,968,329

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Other	Total collateral
Loans and other financing	5,289,959	6,007	107,944	753,106	218,820	713,019	1,798,896	3,491,063	2,349,145

TOTAL	5,289,959	6,007	107,944	753,106	218,820	713,019	1,798,896	3,491,063	2,349,145

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 2019 and 2018, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2019	2018
December, 31	57.75%	55.40%
Average	61.24%	47.48%
Max	70.13%	57.08%
Min	51.73%	42.23%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2019 and 2018:

		Remaining terms to maturity as of December 31, 2019
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non-financial government sector		2,734,557	647,071	764,311	1,837,175	3,027,704	2,020,860	11,031,678
Financial sector		1,835,332	2,206,616	471,817	631,406	892,996	5,467	6,043,634
Non-financial private sector and foreign residents	3,625,771	90,697,310	27,012,879	24,246,954	30,283,464	43,673,909	67,383,281	286,923,568

Total	3,625,771	95,267,199	29,866,566	25,483,082	32,752,045	47,594,609	69,409,608	303,998,880

		Remaining terms to maturity as of December 31, 2018
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non-financial government sector		240,398	620,878	668,533	1,146,170	1,489,870	498,077	4,663,926
Financial sector		1,687,830	2,667,040	1,854,102	2,613,172	920,073	34,063	9,776,280
Non-financial private sector and foreign residents	2,918,046	80,510,133	36,014,163	39,158,914	47,410,255	54,366,672	107,200,067	367,578,250

Total	2,918,046	82,438,361	39,302,081	41,681,549	51,169,597	56,776,615	107,732,207	382,018,456

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2019 and 2018:

	Remaining terms to maturity as of December 31, 2019
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	234,410,912	26,115,912	3,473,109	1,027,584	53,535	22,672	265,103,724

From the non-financial government sector	16,875,269	778,208	42,757	2,080			17,698,314
From the financial sector	314,162						314,162
From the non-financial private sector and foreign residents	217,221,481	25,337,704	3,430,352	1,025,504	53,535	22,672	247,091,248

Derivative instruments	293,136	341,147	134,449				768,732

Repo Transactions	1,002,612						1,002,612

Other financial institutions	1,002,612						1,002,612

Other financial liabilities	21,072,094	97,991	104,046	167,461	324,804	429,745	22,196,141

Financing received from the Central Bank of Argentina and other financial institutions	1,031,099	830,067	150,581	98,185	169,657	45,817	2,325,406

Issued corporate bonds	320,280		514,980	739,479	3,364,160	3,089,501	8,028,400

Subordinated corporate bonds			808,582	808,583	1,617,165	32,850,011	36,084,341

Total	258,130,133	27,385,117	5,185,747	2,841,292	5,529,321	36,437,746	335,509,356

	Remaining terms to maturity as of December 31, 2018
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	305,290,441	52,020,713	11,527,796	2,015,347	99,236	24,590	370,978,123

From the non-financial government sector	26,642,399	2,570,441	984,134	70,902	317		30,268,193
From the financial sector	228,091						228,091
From the non-financial private sector and foreign residents	278,419,951	49,450,272	10,543,662	1,944,445	98,919	24,590	340,481,839

Derivative instruments	1,568		538				2,106

Repo Transactions	253,307						253,307

Other financial institutions	253,307						253,307
Other financial liabilities	23,290,568	28,682	14,185	20,096	30,896	216,139	23,600,566

Financing received from the Central Bank of Argentina and other financial entities	1,118,029	1,413,410	1,666,016	723,273	134,064	192,554	5,247,346

Issued corporate bonds	557,686		1,001,579	1,565,328	3,130,655	11,817,897	18,073,145

Subordinated corporate bonds			785,167	785,167	1,570,333	32,686,205	35,826,872

Total	330,511,599	53,462,805	14,995,281	5,109,211	4,965,184	44,937,385	453,981,465

Summary of Bank's VaR by type of Risks
As of December 31, 2019 and 2018, the Bank’s VaR by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2019	12/31/2018
Interest rate risk	8,745	9,633
Currency Exchange rate risk	2,759	265
Price risk	192	126

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades

	12/31/2019		12/31/2018
Category	Ponderate PD	% Gross Carrying Amount	Ponderate PD	% Gross Carrying Amount
Performing	2.60%	95.45%	2.16%	95.18%
High Grade	1.25%	76.39%	1.13%	76.06%
Standard Grade	4.83%	8.23%	4.52%	15.47%
Sub-Standard Grade	11.64%	10.83%	13.57%	3.65%
Past Due but not impaired	32.13%	2.84%	23.60%	2.95%
Non-Performing	100.00%	1.71%	100.00%	1.87%

Total		100.00%		100.00%